NYSE

17010697

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

August 16, 2017

Received SEC

AUG 16 2017

Washington, DC 20549

CERT ARCA

File No. 001-00924

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The NYSE Arca certifies its approval for listing and registration of the following series of Citigroup Global Markets Holdings Inc., guaranteed by Citigroup Inc., under the Exchange Act of 1934.

- VelocityShares® Long LIBOR ETNs due August 16, 2032
- VelocityShares® Short LIBOR ETNs due August 16, 2032

Sincerely,

Silvio Conte